Related Party Transactions (Details) - SHAPEWAYS, INC - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2012
Related Party Transaction [Line Items]
Promissory notes principal amount					$ 175
Interest rate	0.78%	2.14%	0.78%	2.14%
Aggregate principal balance and accrued interest	$ 151		$ 151	$ 200
Interest earned	$ 1	$ 1	$ 1	$ 4
Minimum
Related Party Transaction [Line Items]
Interest rate					0.88%